Consolidated Statement of Changes in Total Equity - USD ($) $ in Thousands	Total	General Partner	Common Units Limited Partners	Preferred Units Limited Partners	Accumulated Other Comprehensive Income (Loss)	Non- controlling Interest
Beginning balance, units at Dec. 31, 2013			74,196,000
Beginning balance at Dec. 31, 2013	$ 1,443,784	$ 52,526	$ 1,338,133		$ 131	$ 52,994
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	218,927	31,187	174,251			13,489
Other comprehensive income (loss)	(1,534)				(1,534)
Cash distributions	(240,525)	(30,900)	$ (209,625)
Dividends paid to non-controlling interest	(57,080)					(57,080)
Equity based compensation, net of tax, units			17,000
Equity based compensation, net of tax	$ 1,444	29	$ 1,415
Proceeds from equity offerings, units	1,050,463		4,140,000
Proceeds from equity offerings	$ 182,139	3,666	$ 178,473
Sale of 1% interest in Norgas Napa to General Partner (note 11d)	216					216
Ending balance, units at Dec. 31, 2014			78,353,000
Ending balance at Dec. 31, 2014	1,547,371	56,508	$ 1,482,647		(1,403)	9,619
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	217,510	26,276	174,607			16,627
Other comprehensive income (loss)	(648)				(648)
Cash distributions	(255,519)	(34,747)	$ (220,772)
Dividends paid to non-controlling interest	(1,629)					(1,629)
Equity based compensation, net of tax, units			25,000
Equity based compensation, net of tax	$ 1,220	24	$ 1,196
Proceeds from equity offerings, units	1,173,428		1,173,000
Proceeds from equity offerings	$ 35,374	725	$ 34,649
Ending balance, units at Dec. 31, 2015			79,551,000	0
Ending balance at Dec. 31, 2015	1,543,679	48,786	$ 1,472,327	$ 0	(2,051)	24,617
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	157,965	2,755	134,977	$ 2,719		17,514
Other comprehensive income (loss)	2,803				2,626	177
Cash distributions	(45,467)	(910)	$ (44,557)
Dividends paid to non-controlling interest	(3,402)					(3,402)
Equity based compensation, net of tax, units			21,000
Equity based compensation, net of tax	1,127	22	$ 1,105
Proceeds from equity offerings, units				5,000,000
Proceeds from equity offerings	120,707			$ 120,707
Ending balance, units at Dec. 31, 2016			79,572,000	5,000,000
Ending balance at Dec. 31, 2016	$ 1,777,412	$ 50,653	$ 1,563,852	$ 123,426	$ 575	$ 38,906